Loan and Lease Operations Portfolio - Summary Securitization or Transfer of Financial Assets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loans and lease operations [Line Items]
Assets	R$ 1,501,481	R$ 1,424,876
Liabilities	1,211,999	1,151,237
Book value [member]
Disclosure of loans and lease operations [Line Items]
Assets	2,516	4,081
Liabilities	2,511	4,071
Book value [member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Assets	1,305	1,941
Liabilities	1,303	1,939
Book value [member] | Working capital [member]
Disclosure of loans and lease operations [Line Items]
Assets	1,211	2,140
Liabilities	1,207	2,128
Book value [member] | Other [member]
Disclosure of loans and lease operations [Line Items]
Liabilities	1	4
Estimated fair value [member]
Disclosure of loans and lease operations [Line Items]
Assets	2,565	4,065
Liabilities	2,558	4,052
Estimated fair value [member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Assets	1,352	1,925
Liabilities	1,349	1,920
Estimated fair value [member] | Working capital [member]
Disclosure of loans and lease operations [Line Items]
Assets	1,213	2,140
Liabilities	1,208	2,128
Estimated fair value [member] | Other [member]
Disclosure of loans and lease operations [Line Items]
Liabilities	R$ 1	R$ 4